Basis of preparation of consolidated financial statements and material accounting policy information - Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies Table [Line Items]
Revenue	$ 30,621,000	$ 21,743,000	$ 13,164,000
Breakage revenue from unreturned kits	$ 182,000	503,000	230,000
Bottom
Material Accounting Policies Table [Line Items]
Sample return period	1 year
Top of range
Material Accounting Policies Table [Line Items]
Consideration refundable period from the date of delivery, services upfront	30 days
Revenue from service
Material Accounting Policies Table [Line Items]
Revenue	$ 0	$ 0	$ 0